Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Class A ordinary shares [Member]
Ordinary shares subject to possible redemption	4,646,574	30,945,072	30,945,072
Ordinary shares subject to possible redemption par value	$ 10.59	$ 10.14	$ 10
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0
Class B ordinary shares [Member]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	7,736,268	7,736,268	7,736,268
Common stock shares outstanding	7,736,268	7,736,268	7,736,268